TRADE RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES AND OTHER ASSETS	TRADE RECEIVABLES AND OTHER ASSETS
The Group is not aware of any deterioration in the credit quality of its customers and considers the net receivables to be fully recoverable.
Trade receivables

(in millions)	2023	2022	2021
Trade receivables	256	222	205
Less: provision for ECL	(2)	(2)	(3)
Trade receivables, net	$254	$220	$202
The aging of past due trade receivables as of December 31 is as follows:

(in millions)	2023	2022	2021
Up to three months past due	17	8	6
Three to six months past due	3	—	1
Over six months past due	1	4	6
	21	12	13
Not due and not impaired	235	210	192
Provision for impairment of receivables	(2)	(2)	(3)
Trade receivables, net	$254	$220	$202
As at December 31, 2023, a provision of $2m (2022: $2m; 2021: $3m) was recorded against the trade receivables balance based on management’s assessment of ECL. The assessment factors are discussed in Note 2. The maximum exposure to credit risk at the year end is the carrying value of each class of receivable. The Group does not hold any collateral as security.
The Group’s trade receivables are denominated in the following currencies:

(in millions)	2023	2022	2021
Pound sterling	2	2	2
Euro	13	13	16
U.S. dollar	226	192	172
Other currencies	15	15	15
Total trade receivables	$256	$222	$205
Current and non-current other assets:

(in millions)	2023	2022	2021
Current prepaid expenses	23	14	18
Other current assets	434	13	14
Total other current assets	$457	$27	$32
Non-current prepaid expenses	19	20	22
Other non-current assets	9	18	84
Total other non-current assets	$28	$38	$106
Total other assets	$485	$65	$138
Other current assets primarily relate to funding placed in escrow for the Antitrust MDL (see Note 21). At December 31, 2023, this included $385m for the direct purchaser class settlement, subject to final court approval, and $30m for the end payor class settlement. During 2023 and 2022, the surety bond holders returned $19m and $64m, respectively, of collateral inclusive of accrued interest held within other non-current assets as a result of the settlement agreements with Alvogen Pine Brook LLC ("Alvogen") and Dr. Reddy’s Laboratories S.A. and Dr. Reddy’s Laboratories, Inc. (together, DRL). During 2021, the Group’s surety providers accepted a reduction in collateral held against 50% of the total remaining bond amounts and returned $26m.
Long-term prepaid expenses primarily relate to payments for contract manufacturing capacity which are released over the contractual period during which the Group expects to receive benefit from the payments made. The remaining periods on these contracts range in term from 6 to 8 years as of December 31, 2023.